Consolidated condensed cash flows statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated condensed cash flows statements [Abstract]
Profit for the period	$ 10,798	$ 4,486
Financial expense and non-monetary adjustments	384,905	396,130
Profit for the period adjusted by non-monetary items	395,703	400,616
Changes in working capital	(2,316)	9,430
Net interest and income tax paid	(129,251)	(163,729)
Net cash provided by operating activities	264,136	246,317
Acquisitions of subsidiaries and entities under the equity method	(41,972)	(323,103)
Investments in operating concessional assets	(10,288)	(16,593)
Investments in assets under development or construction	(22,076)	(1,562)
Distributions from entities under the equity method	43,791	13,230
Other non-current assets/liabilities	(186)	1,007
Net cash used in investing activities	(30,731)	(327,021)
Proceeds from Project debt	0	9,976
Proceeds from Corporate debt	57,503	394,023
Repayment of Project debt	(156,309)	(164,409)
Repayment of Corporate debt	(38,784)	(361,140)
Dividends paid to Company's shareholders	(99,944)	(94,161)
Dividends paid to non-controlling interests	(16,021)	(11,610)
Capital increase	86,156	130,618
Net cash used in financing activities	(167,399)	(96,703)
Net increase/(decrease) in cash and cash equivalents	66,006	(177,407)
Cash and cash equivalents at beginning of the period	622,689	868,501
Translation differences in cash or cash equivalent	(20,448)	(4,805)
Cash and cash equivalents at end of the period	$ 668,247	$ 686,289